Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

Net loss (numerator) was adjusted for preferred stock dividends for all affected periods presented.

	Year Ended
	June 30, 2012		June 30, 2011
(in thousands, except per share data)	Basic	Diluted	Basic	Diluted
Net loss available for common stockholders	$(2,014)	$(2,014)	$(3,272)	$(3,272)
Weighted average common shares outstanding	1,980	1,980	1,943	1,943
Dilutive shares	-	-	-	-
Diluted weighted average shares outstanding	1,980	1,980	1,943	1,943
Per share amount	$(1.02)	$(1.02)	$(1.68)	$(1.68)

Schedule of Finite-Lived Intangible Assets [Table Text Block]

Intangible assets were composed of the following:

(In thousands)	June 30, 2012		June 30, 2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable intangible assets, acquisition of deposit accounts	$516	$426	$516	$374